Property and equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
		Accumulated	Net book
2013	Cost	amortization	value

Laboratory equipment	$629	$488	$141
Production equipment	286	-	286
Software	96	13	83
Computer equipment	144	87	57
Leasehold improvements	39	17	22
Furniture and office equipment	39	10	29

	$1,233	$615	$618

		Accumulated	Net book
2012	Cost	amortization	value

Laboratory equipment	$640	$439	$201
Computer equipment	84	65	19
Leasehold improvements	30	4	26
Furniture and office equipment	28	3	25

	$782	$511	$271